Loans - Summary of Troubled Debt Restructurings (Detail) - Real Estate Mortgage Loans [Member] - One-to-Four Family Residential [Member] $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) Contracts
Schedule Of Troubled Debt Restructured Loans [Line Items]
Number of Contracts | Contracts	1
Pre-Modification Outstanding Recorded Investment	$ 328
Post-Modification Outstanding Recorded Investment	$ 328